Shareholder Report, Holdings (Details)	Jun. 30, 2024
Advisor Class | Asia
Holdings [Line Items]
Percent of Total Investments	43.30%
Advisor Class | Europe
Holdings [Line Items]
Percent of Total Investments	42.20%
Advisor Class | North America
Holdings [Line Items]
Percent of Total Investments	5.90%
Advisor Class | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	5.60%
Advisor Class | Australia & New Zealand
Holdings [Line Items]
Percent of Total Investments	1.10%
Advisor Class | Middle East & Africa
Holdings [Line Items]
Percent of Total Investments	1.10%
Advisor Class | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Primary Shares | Europe
Holdings [Line Items]
Percent of Total Investments	46.70%
Primary Shares | North America
Holdings [Line Items]
Percent of Total Investments	22.70%
Primary Shares | Asia
Holdings [Line Items]
Percent of Total Investments	22.60%
Primary Shares | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	2.00%
Primary Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Service Shares | Europe
Holdings [Line Items]
Percent of Total Investments	46.70%
Service Shares | North America
Holdings [Line Items]
Percent of Total Investments	22.70%
Service Shares | Asia
Holdings [Line Items]
Percent of Total Investments	22.60%
Service Shares | Latin America & Caribbean
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%